EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
24.1 – Share-based compensation plan

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using Black & Scholes model.

In June 2012, the Company decided to replace its Stock Appreciation Rights ("SAR") program with a new share-based compensation program. The 2012 share-based compensation agreement was signed by the employees on June 30, 2012, considering the actual grant dates of the SARs to employees.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (seven years after the effective date).

All options vested on the date of modification of the plan or all other non-vested options expire within seven years after the effective date or seven years after the period of vesting finalizes.

In July 2014, the Company adopted a new Equity Incentive Program, the 2014 Plan.

Pursuant to this plan, on July 18, 2014, the first trading day of the Company common shares on the NYSE, the Company made the annual grants for 2014 Plan to certain of the executive officers and other employees. The grants included share options with a vesting period of 4 years, becoming exercisable a 25% of the options on each anniversary of the grant date through the fourth anniversary of the grant. Share-based compensation expense for awards of equity instruments is determined based on the fair value of the awards at the grant date.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (ten years after the effective date).

Under this share-based compensation plan, during the year 2019, other share-based compensation agreements were signed for a total of 4,000 options granted.

During the years 2020 and 2019, as part of the 2014 Equity Incentive Plan, the Company granted awards to certain employees in the form of Restricted Stock Units ("RSUs"), having a par value of $1.20 each, with a specific period of vesting. Each RSU is equivalent in value to one share of the company´s common stock and represents the Company´s commitment to issue one share of the Company's common stock at a future date, subject to the term of the RSU agreement.

Until the RSUs vest, they are an unfunded promise to issue shares of stock to the recipient at some point in the future. The RSUs carry neither rights to dividends nor voting rights. RSU's vesting is subject to the condition that the employee must remain in such condition as of the vesting date.

The Company may determine a percentage of RSU, as part of the full year compensation package payment.

These RSUs agreements have been recorded as Equity Settled transactions in accordance to IFRS 2, and they were measured at fair value of shares at the grant date.
The following shows the evolution of the share options for the years ended at December 31, 2020 and 2019:

	As of December 31, 2020		As of December 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at the beginning of year	1,051,602	31.82	1,786,467	27.96
Options granted during the year	—	—	4,000	52.10
Forfeited during the year	(18,687)	40.57	(21,625)	31.77
Exercised during the year	(175,272)	33.24	(717,240)	22.06
Balance at end of year	857,643	31.57	1,051,602	31.82

The following shows the evolution of the RSUs for the years ended at December 31, 2020 and 2019:

	As of December 31, 2020		As of December 31, 2019
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price

Balance at the beginning of year	624,896	64.05	535,838	44.70
RSU granted during the year	309,384	147.22	309,539	85.80
Forfeited during the year	(50,888)	98.18	(38,621)	47.69
Issued during the year	(219,047)	59.37	(181,860)	37.00
Balance at end of year	664,345	101.25	624,896	64.05

The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2020 ($) (*)

2017	from 36.30 to 42.00	2,125	86	1,224

2018	from 46.00 to 55.07	185,234	8,704	4,463

2019	from 52.10 to 103.75	201,982	17,657	9,134

2020	from 104.25 to 189.53	252,329	37,053	7,571

Subtotal		641,670	63,500	22,392

Non employees RSU

2020	from 130.99 to 189.53	22,675	4,028	203

Subtotal		22,675	4,028	203
Total		664,345	67,528	22,595
The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2020	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2020 (*)

2014	10.00	104,000	104,000	346	—	—

2015	from 28.31 to 34.20	176,416	176,416	1,231	—	—

2016	from 29.01 to 32.36	366,727	366,227	2,871	1,378	1,092

2017	from 36.30 to 38.16	17,500	13,750	155	123	111

2018	from 44.97 to 55.07	163,000	65,000	3,295	1,042	762

2019	52.10	3,000	—	67	22	27

Subtotal		830,643	725,393	7,965	2,565	1,992

Non employees stock options

2016	39.37	27,000	27,000	248	62	41

Subtotal		27,000	27,000	248	62	41
Total		857,643	752,393	8,213	2,627	2,033

(*) Includes social security taxes.

Deferred income tax asset arising from the recognition of the share-based compensation plan amounted to 19,466 and 11,587 for the years ended December 31, 2020 and 2019, respectively.
24.2 - Share options exercised and RSU vested during the year:

	As of December 31, 2020		As of December 31, 2019
	Number of options exercised	Exercise price	Number of options exercised	Exercise price

Granted in 2012	—	6.77	22,170	6.77
Granted in 2012	—	0.95	1,103	0.95
Granted in 2012	—	2.48	1,304	2.48
Granted in 2012	—	3.38	13,223	3.38
Granted in 2012	—	10.00	22,170	10.00
Granted in 2012	—	12.22	47,169	12.22
Granted in 2014	3,826	10.00	173,211	10.00
Granted in 2015	37,706	28.31	163,834	28.31
Granted in 2015	—	34.20	8,000	34.20
Granted in 2015	1,001	29.34	12,097	29.34
Granted in 2015	—	22.77	30,000	22.77
Granted in 2016	34,146	29.01	105,020	29.01
Granted in 2016	47,343	32.36	98,939	32.36
Granted in 2017	20,000	38.16	—	38.16
Granted in 2017	7,500	36.30	—	36.30
Granted in 2018	5,000	44.97	5,000	44.97
Granted in 2018	13,750	46.00	10,000	46.00
Granted in 2018	1,500	50.92	1,500	50.92
Granted in 2018	2,500	55.07	2,500	55.07
Granted in 2019	1,000	52.10	—	52.10
Balance at end of the year	175,272		717,240

The average market price of the share amounted to 150.29 and 88.51 for years 2020 and 2019, respectively.
The following tables summarizes the RSU vested during the years 2020 and 2019:

	December 31, 2020		December 31, 2019
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2017	500	36.30	500	36.30
Granted in 2017	45,242	37.00	45,283	37.00
Granted in 2017	1,625	42.00	2,250	42.00
Granted in 2018	91,658	46.00	100,206	46.00
Granted in 2018	1,000	55.07	1,000	55.07
Granted in 2018	—	57.39	436	57.39
Granted in 2018	1,000	52.74	1,000	52.74
Granted in 2018	2,500	50.92	2,500	50.92
Granted in 2019	—	69.77	27,185	69.77
Granted in 2019	600	52.10	—	52.10
Granted in 2018	—	56.87	1,500	56.87
Granted in 2019	69,392	87.44	—	87.44
Granted in 2019	1,000	94.93	—	94.93
Granted in 2019	750	103.75	—	103.75
Granted in 2020	3,125	137.57	—	137.57
Granted in 2020	655	152.49	—	152.49
Balance at end of the year	219,047		181,860

24.3 - Fair value of share-based compensation granted

Determining the fair value of the stock-based awards at the grant date requires judgment. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2019 for 2014 plan	Granted in 2018 for 2014 plan
Stock price	52.10	46.45
Expected option life	6 years	6 years
Volatility	40%	40%
Risk-free interest rate	3.10%	3.00%

There were no granted stock options as of December 31, 2020.

The Company's grants under its share-based compensation plan with employees are measured based on fair value of the Company's shares at the grant date and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.
Fair value of the shares: For 2014 Equity Incentive Plan, the fair value of the shares is based on the quote market price of the Company's shares at the grant date. For 2012 Equity Incentive Plan, as the Company's shares were not publicly traded the fair value was determined using the market approach technique based on the value per share of private placements. The Company had gone in the past through a series of private placements in which new shares have been issued. The Company understood that the price paid for those new shares was a fair value of those shares at the time of the placement. In January 2012, Globant España S.A. had a capital contribution from a new shareholder, which included cash plus share options granted to the new shareholder, therefore, the Company considered that amount to reflect the fair value of their shares. The fair value of the shares related to this private placement resulted from the following formula: cash minus fair value of share options granted to new shareholder divided by number of newly issued shares. The fair value of the share options granted to the new shareholder was determined using the same variables and methodologies as the share options granted to the employees. After the reorganization in December 2012, shares of Globant S.A (Luxembourg) were sold by existing shareholders in a private placement to WPP Plc. The fair value of the shares related to this private placement results from the total amount paid by WPP Plc. to the existing shareholders.

Expected volatility: Since January 1, 2018 the expected volatility of the Company's shares is calculated by using the average share price volatility of the Company since January 1, 2016 to the date of grant. Before 2018, as the Company did not have sufficient trading history for the purpose of valuing the share options, the expected volatility of their shares was estimated by using the average historic price volatility of the NASDAQ 100 Telecommunication Index.

Expected term: The expected life of options represents the period of time the granted options are expected to be outstanding.

Risk free rate: The risk-free rate for periods within the contractual life of the option is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the options.

Dividend yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.